Saturna Investment Trust

Sextant Growth Fund
Sextant International Fund
Sextant Core Fund
Sextant Short-Term Bond Fund
Sextant Bond Income Fund
Sextant Global High Income Fund

Supplement dated September 28, 2022, to the
Prospectus and Summary Prospectuses dated March 30, 2022

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

I.         Sextant Funds

Notice of Proposal to Amend the Investment Advisory and Administrative Services Agreement to Eliminate the Current Performance (Fulcrum) Fee Arrangement with respect to Sextant Growth Fund, Sextant International Fund, Sextant Core Fund, Sextant Short-Term Bond Fund, Sextant Bond Income Fund, and Sextant Global High Income Fund (each, a “Sextant Fund” and together, the “Sextant Funds”)

At a meeting held in September 2022, the Board of Trustees of the Trust approved, and recommended that shareowners approve, a proposal (the “Proposal”) to amend the Investment Advisory and Administrative Services Agreement (the “Agreement”) of each Sextant Fund to implement a single advisory and administrative services fee rate of 0.50% assessed on the average daily net assets of each Fund, and eliminate each Fund’s current performance-based, or “fulcrum” advisory fee structure. As further described below, under the current “fulcrum” advisory fee structure, each Sextant Fund pays a base Advisory and Administrative Services Fee of 0.50% that is subject to a maximum adjustment, up or down, of up to 0.20%, depending on the investment performance of the Fund relative to a stated benchmark. The proposed amendment would instead implement a flat advisory and administrative services fee rate assessed on the average daily net assets of each Fund. The Proposal will not affect a Sextant Fund’s investment objective, policies, strategies, or risks.

A special joint meeting of the shareowners of each of the Sextant Funds has been scheduled for early in 2023 to seek approval of the Proposal. If approved by shareholders, the new advisory fee would be effective on or about March 30, 2023. Further information about the Proposal will be contained in a proxy statement to be mailed to shareowners of record, and you will also be able to access the proxy statement from the EDGAR Database on the SEC’s website at http://www.sec.gov once filed.

Proposed Amendment to the Advisory and Administrative Services Fee

Under the Agreement, each of the Sextant Funds pays the adviser an Advisory and Administrative Services Fee (the “Base Fee”). The Base Fee is currently computed at the annual rate of 0.50% of average daily net assets of each Sextant Fund, paid monthly, and is subject to a maximum adjustment, up or down, depending on the investment performance of the Sextant Fund relative to its Morningstar-specified benchmark. For each month in which any Sextant Fund’s total investment return (change in net asset value plus all distributions reinvested) for the one-year period through that month outperforms or underperforms the total return of a specified benchmark for that period by 1% or more but less than 2%, the Base Fee is increased or decreased by the annual rate of 0.10% based on the Sextant Fund’s average net assets over the performance period (one year). If the outperformance or underperformance is 2% or more, then the adjustment is at the annual rate of 0.20%.

If the Proposal is approved by shareowners, under the amended Agreement, each of the Sextant Funds would pay the adviser an Advisory and Administrative Services Fee at the annual rates set forth below, without any adjustment based on a Sextant Fund’s investment performance:

Fund	Fee Rate
Sextant Growth Fund	0.50%
Sextant International Fund	0.50%
Sextant Core Fund	0.50%
Sextant Short-Term Bond Fund	0.50%
Sextant Bond Income Fund	0.50%
Sextant Global High Income Fund	0.50%

II.         Sextant Short-Term Bond Fund – IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective December 1, 2022 the following paragraph replaces the paragraph in the section titled “Principal Investment Strategies” on page 12 of the Prospectus and page 2 of the Summary Prospectus:

The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. Under normal circumstances, the Fund’s dollar-weighted average maturity does not exceed three years. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, inclusive of cash, and may invest up to 20% of its net assets in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Effective December 1, 2022, the following paragraph is inserted after Credit risk under the section titled “Principal Risks of Investing” on page 12 of the Prospectus and page 2 of the Summary Prospectus:

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Effective December 1, 2022, the following replaces the first bullet point under the third paragraph in the section titled “Principal Investment Strategies” on page 21 of the Prospectus:

  Corporate bonds, meaning marketable bonds payable in US dollars, rated at the time of purchase within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB); Short-Term Bond Fund, Bond Income Fund, and Global High Income Fund also may invest in unrated bonds and in higher-yielding, lower-rated bonds (“junk bonds”);

Effective December 1, 2022, the following paragraph replaces the paragraph under the section titled “Principal Investment Strategies – Short-Term Bond Fund” on page 21 of the Prospectus:

The Short-Term Bond Fund invests at least 80% of its net assets in bonds, including corporate and government bonds, under normal circumstances. Its dollar-weighted average effective maturity (the sum of the market value of each bond multiplied by its number of years to anticipated maturity, divided by the portfolio’s total market value) normally does not exceed three years. Because of the short maturities, it has more limited credit risk and interest rate risk. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, inclusive of cash, and may invest up to 20% of its net assets in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Effective December 1, 2022, the following paragraphs replace the section titled “Principal Risks – Sextant Global High Income Fund” on page 24 of the Prospectus:

Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to economic and market changes that could adversely affect their ability to make interest and principal payments as expected. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Sextant Global High Income Fund

LIBOR transition risk: The Funds may hold investments in floating rate bonds that were referenced to an interest rate called the London Inter-Bank Offered Rate (LIBOR), which was generally sunset in 2021 and replaced with a different reference rate called the Secured Overnight Financing Rate (SOFR). The risks associated with changing reference interest rates may have unpredictable effects on bond markets, the liquidity of bonds, income received from these investments, and the Funds’ investments.

III.         Sextant Bond Income Fund

Effective December 1, 2022, the following paragraph replaces the paragraph in the section titled “Principal Investment Strategies” on page 15 of the Prospectus and page 2 of the Summary Prospectus:

The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. Under normal circumstances, the Fund maintains a dollar-weighted average maturity of six years or more. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, inclusive of cash, and may invest up to 20% in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Effective December 1, 2022, the following paragraph is inserted after Credit risk under the section titled “Principal Risks of Investing” on page 15 of the Prospectus and page 2 of the Summary Prospectus:

High yield risk: Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to changes that could affect their ability to make interest and principal payments. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Effective December 1, 2022, the following replaces the first bullet point under the third paragraph in the section titled “Principal Investment Strategies” on page 21 of the Prospectus:

  Corporate bonds, meaning marketable bonds payable in US dollars, rated at the time of purchase within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB); Short-Term Bond Fund, Bond Income Fund and Global High Income Fund also may invest in unrated bonds and in higher-yielding, lower-rated bonds (“junk bonds”);

Effective December 1, 2022, the following paragraph replaces the paragraph under the section titled “Principal Investment Strategies – Bond Income Fund” on page 22 of the Prospectus:

The Bond Income Fund invests at least 80% of its net assets in bonds, including corporate and government bonds, generating current income under normal circumstances. Its dollar-weighted average effective maturity normally exceeds six years. Because of its longer average portfolio maturity, the Fund may decline substantially should interest rates increase. It also has greater credit risk than the Short-Term Bond Fund. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase inclusive of cash and may invest up to 20% in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency.

Effective December 1, 2022, the following paragraphs replace the section titled “Principal Risks – Sextant Global High Income Fund” on page 24 of the Prospectus:

Sextant Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Global High Income Fund High yield risk:

Bonds that are unrated or rated below investment grade, which are known as “junk bonds,” typically offer higher yields to compensate investors for increased credit risk. Issuers of high-yield securities generally are not as strong financially and are more vulnerable to economic and market changes that could adversely affect their ability to make interest and principal payments as expected. High-yield securities generally are more volatile and less liquid (harder to sell), which may make such securities more difficult to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

Sextant Global High Income Fund

LIBOR transition risk: The Funds may hold investments in floating rate bonds that were referenced to an interest rate called the London Inter-Bank Offered Rate (LIBOR), which was generally sunset in 2021 and replaced with a different reference rate called the Secured Overnight Financing Rate (SOFR). The risks associated with changing reference interest rates may have unpredictable effects on bond markets, the liquidity of bonds, income received from these investments, and the Funds’ investments.

* * * * * *

This Supplement must be accompanied by or read in conjunction with the current Prospectuses identified above, each dated March 30, 2022.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

Saturna Investment Trust

Sextant International Fund
Sextant Core Fund
Sextant Short-Term Bond Fund
Sextant Bond Income Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2022, to the
Statement of Additional Information dated March 30, 2022

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

I.         Sextant Short-Term Bond Fund

Effective December 1, 2022, the following replaces the paragraph under the section titled “Fund Descriptions, Investments, and Risks – Sextant Mutual Funds – Sextant Short-Term Bond Fund” on page 3 of the Statement of Additional Information (“SAI”):

Sextant Short-Term Bond Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. Under normal circumstances, the Fund’s dollar-weighted average effective maturity (the sum of the market value of each bond times its number of years to anticipated maturity, divided by the portfolio’s total market value) does not exceed three years. The Fund invests at least 80% of net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, and may invest up to 20% of its net assets in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated as investment grade by at least one credit rating agency but rated below investment grade by another agency. Investors are cautioned that high-yield bonds carry extra risks (see High-yield securities below).

Effective December 1, 2022, the following paragraphs replace the third and tenth paragraphs under the section titled “Fund Descriptions, Investments, and Risks – Sextant Mutual Funds – Sextant Funds Bond Investments (Sextant Short-Term Bond, Sextant Bond Income, Sextant Core, Sextant Global High Income)” on pages 4-5 of the SAI:

These four Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Core Fund may not invest in a security rated at time of purchase below the fourth-highest grade assigned by an NRSRO (BBB). Debt rated BBB is considered “medium grade,” though still generally accepted as investment grade.

The Short-Term Bond Fund, Bond Income Fund, and Global High Income Fund may also invest in high-yield bonds (“junk bonds”). These bonds carry NRSRO ratings below BBB and typically pay a higher yield due to their increased risk of default.

Effective December 1, 2022, the following replaces the paragraph under the section titled “Fund Descriptions, Investments, and Risks – Risks – High-yield securities (Sextant Global High Income, Saturna Sustainable Bond)” on page 9 of the SAI:

High-yield securities (Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Bond)
High-yield securities (“junk bonds”) involve greater risk of a loss, or delays of interest and/or principal payments than higher quality securities. Issuers of lower rated or “high-yield” securities are not as strong financially as those issuing higher quality securities. Companies issuing high-yield securities may be more financially leveraged and may be undergoing difficult and stressful conditions in their operations. Issuers of high-yield securities are likely more vulnerable to changes in the relevant economy that could affect their ability to make payments of interest and/or principal as expected. The prices of high-yield securities generally fluctuate more than those of higher credit quality. High-yield securities are often more illiquid (harder to sell) and harder to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

II.         Sextant Bond Income Fund

Effective December 1, 2022, the following replaces the paragraph under the section titled “Fund Descriptions, Investments, and Risks – Sextant Mutual Funds – Sextant Bond Income Fund” on page 3 of the Statement of Additional Information (“SAI”):

Sextant Bond Income Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. As an operating policy that may be changed by the Board of Trustees, under normal circumstances the Fund maintains a dollar-weighted average effective maturity in excess of 6 years. The Fund invests at least 80% of its net assets in bonds rated within the four highest grades assigned by a national bond rating agency (e.g., Standard & Poor’s: AAA, AA, A, or BBB) at the time of purchase, and may invest up to 20% in unrated and high-yield bonds (“junk bonds”). Investment-grade investments may include “split rated” securities, which are securities that are rated investment grade by at least one credit rating agency but rated below investment grade by another agency. Investors are cautioned that high-yield bonds carry extra risks (see High-yield securities below).

Effective December 1, 2022, the following paragraphs replace the third and tenth paragraphs under the section titled “Fund Descriptions, Investments, and Risks – Sextant Mutual Funds – Sextant Funds Bond Investments (Sextant Short-Term Bond, Sextant Bond Income, Sextant Core, Sextant Global High Income)” on pages 4-5 of the SAI:

These four Funds may also invest in other debt securities (including those convertible into, or carrying warrants to purchase, common stocks or other equity interests, and privately placed debt securities). However, the Core Fund may not invest in a security rated at time of purchase below the fourth-highest grade assigned by an NRSRO (BBB). Debt rated BBB is considered “medium grade,” though still generally accepted as investment grade.

The Short-Term Bond Fund, Bond Income Fund, and Global High Income Fund may also invest in high-yield bonds (“junk bonds”). These bonds carry NRSRO ratings below BBB and typically pay a higher yield due to their increased risk of default.

Effective December 1, 2022, the following replaces the paragraph under the section titled “Fund Descriptions, Investments, and Risks – Risks – High-yield securities (Sextant Global High Income, Saturna Sustainable Bond)” on page 9 of the SAI:

High-yield securities
(Sextant Short-Term Bond, Sextant Bond Income, Sextant Global High Income, Saturna Sustainable Bond)
High-yield securities (“junk bonds”) involve greater risk of a loss, or delays of interest and/or principal payments than higher quality securities. Issuers of lower rated or “high-yield” securities are not as strong financially as those issuing higher quality securities. Companies issuing high-yield securities may be more financially leveraged and may be undergoing difficult and stressful conditions in their operations. Issuers of high-yield securities are likely more vulnerable to changes in the relevant economy that could affect their ability to make payments of interest and/or principal as expected. The prices of high-yield securities generally fluctuate more than those of higher credit quality. High-yield securities are often more illiquid (harder to sell) and harder to value. Unrated securities present additional uncertainty because of the difficulties in determining their comparability to rated securities. Unrated securities are often comparable to below investment-grade securities.

* * * * * *

This Supplement must be accompanied by or read in conjunction with the current Statement of Additional Information identified above, dated March 30, 2022.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

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